INVESTMENT IN JOINT VENTURE - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Investments in joint ventures [Abstract]
Revenue	$ 493,572	$ 443,662	$ 405,135
Net income	22,990	2,847	7,770
Other comprehensive income	(1,807)	54	(950)
Total Comprehensive income / (loss) for the year	21,183	2,901	6,820
Lake Ball LLC [Member]
Investments in joint ventures [Abstract]
Revenue	6,455	4,342	3,152
Net income	1,792	1,215	1,124
Total Comprehensive income / (loss) for the year	$ 1,792	$ 1,215	$ 1,124